Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details by nature:
Changes in trade provisions	€ 4,844	€ (14,059)	€ (19,811)
Professional services	258,371	265,539	244,355
Commissions	28,671	27,147	32,178
Supplies and auxiliary materials	197,893	187,370	170,021
Operating leases (note 9)	32,945	28,176	33,235
Freight	148,797	137,466	130,663
Repair and maintenance expenses	150,308	147,039	136,377
Advertising	71,280	55,073	59,063
Insurance	38,724	30,776	25,647
Royalties	48,446	40,634	10,674
Travel expenses	30,334	23,005	61,346
External services	74,858	71,240	64,099
R&D Expenses	106,873	101,410	103,053
Other	40,654	55,811	40,903
Total other operating income and expenses	€ 1,232,998	€ 1,156,627	€ 1,091,803